Financial Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Assets
17.  Financial Assets

	Investments accounted for using the equity method (i.e. joint ventures and associates)
	Share of net assets $m	Loans $m	Total $m	Other $m
At 1 January 2020	747	28	775	13
Translation adjustment	31	1	32	-
Investments and advances	-	1	1	-
Disposals and repayments	(10)	(13)	(23)	-
Return of Share Capital	(6)	-	(6)	-
Share of loss after tax (i)	(118)	-	(118)	-
Dividends received	(35)	-	(35)	-
At 31 December 2020	609	17	626	13
The equivalent disclosure for the prior year is as follows:
At 1 January 2019	1,262	70	1,332	26
Translation adjustment	(23)	(1)	(24)	1
Investments and advances	14	16	30	2
Disposals and repayments	(548)	(57)	(605)	(16)
Share of profit after tax (ii)	81	-	81	-
Dividends received	(39)	-	(39)	-
At 31 December 2019	747	28	775	13

(i)	Includes an impairment charge of $154 million. Refer to note 11 for further details.

(ii)	Share of profit after tax in 2019 includes $14 million relating to discontinued operations.

Summarised financial information for the Group’s investment in joint ventures and associates which are accounted for using the equity method is as follows:

	Joint Ventures		Associates		Total
	2020 $m	2019 $m	2020 $m	2019 $m	2020 $m	2019 $m
Non-current assets	346	276	748	771	1,094	1,047
Current assets	263	310	537	437	800	747
Non-current liabilities	(309)	(184)	(225)	(102)	(534)	(286)
Current liabilities	(204)	(285)	(547)	(476)	(751)	(761)
Net assets	96	117	513	630	609	747

A listing of the principal equity accounted investments is contained on page
254
.